Accounts Payable and Accrued Liabilities - Schedule of accounts payable and accrued liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Mar. 31, 2024
Trade and other current payables [abstract]
Accounts payable	$ 16,677	$ 7,466
Accrued liabilities	1,752	1,878
Holdback payable	500	500
Other payable	873	760
Total	$ 19,802	$ 10,604